Discontinued Operations (Schedule Of Operating Results Of Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating results of discontinued operations
Revenue			$ 896	$ 979	$ 1,177
(Loss) income before income taxes			(716)	(803)	92
Benefit for income taxes			(167)	(107)	37
(Loss) income from discontinued operations, net of income taxes	(98)	(533)	(549)	(696)	53
TruGreen [Member]
Operating results of discontinued operations
Revenue	6	715
(Loss) income before income taxes	(160)	(695)
Benefit for income taxes	(62)	(162)
(Loss) income from discontinued operations, net of income taxes	$ (98)	$ (533)